Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Other Current Liabilities [abstract]
VAT payable	€ 10,111	€ 9,838
Non-income tax liabilities	4,111	3,119
Other	1,739	4,616
Other current liabilities, Total	€ 15,961	€ 17,573